Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Jul. 07, 2023	Jun. 22, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of Series A non-voting convertible preferred stock				$ 189,741
Financial liabilities measured at fair value					$ 0
Forward Contract Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of liability		$ 106,200
Change in fair value of derivative liability				83,530	0	$ 0
Change in fair value			$ 83,500
CVR liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of derivative liability				18,986	$ 0	$ 0
Change in fair value				$ 18,986
Series A Non Voting Convertible Preferred StockSeries A Non Voting Convertible Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of Series A non-voting convertible preferred stock	$ 189,700
Spyre Therapeutics, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset acquisition, stockholder payment period		3 years
Asset acquisition, cash payment, threshold period		1 year
Spyre Therapeutics, Inc. | Series A Non Voting Convertible Preferred StockSeries A Non Voting Convertible Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Shares transferred as equity interest in asset acquisition (in shares)		364,887